ACCRUED PAYROLL AND RELATED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accrued Payroll And Related Expenses
ACCRUED PAYROLL AND RELATED EXPENSES

NOTE 8 – ACCRUED PAYROLL AND RELATED EXPENSES

The Company is delinquent in filing its payroll taxes, primarily related to stock compensation awards in 2016 and 2017, but also including payroll for 2018, 2019, 2020, and 2021. As of September 30, 2022 and December 31, 2021, the Company owed payroll tax liabilities, including penalties, of $3,914,410 and $4,001,470, respectively, to federal and state taxing authorities. The actual liability may be higher or lower due to interest or penalties assessed by federal and state taxing authorities.

NOTE 8 – ACCRUED PAYROLL AND RELATED EXPENSES

The Company is delinquent in filing its payroll taxes, primarily related to stock compensation awards in 2016 and 2017, but also including payroll for 2018, 2019, 2020, and 2021. As of December 31, 2021 and 2020, the Company owed payroll tax liabilities, including penalties, of $4,001,470 and $3,864,055, respectively, to federal and state taxing authorities. The actual liability may be higher or lower due to interest or penalties assessed by federal and state taxing authorities.